Schedule of Weighted-Average Lease Terms and Discount Rates (Details)	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Finance leases, weighted average remaining lease term (Years)	6 months 29 days	1 year 6 months 29 days
Finance leases, weighted average discount rate	2.28%	2.28%
Operating leases, weighted average remaining lease term (Years)	1 year
Operating leases, weighted average discount rate	2.25%